Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliations between statutory federal income tax rate and Company's effective tax rate
Federal statutory, Value	$ (4,273,000)	$ (6,608,000)	$ (6,308,000)
Federal statutory	(34.00%)	(34.00%)	(34.00%)
State taxes, Value	(566,000)	(874,000)	(835,000)
State taxes	(4.50%)	(4.50%)	(4.50%)
Adjustment to valuation allowance, Value	4,596,000	6,406,000	6,118,000
Adjustment to valuation allowance	36.50%	33.00%	33.00%
Non-deductible compensation, Value	924,000	1,848,000	1,848,000
Non-deductible compensation	7.00%	9.50%	10.00%
Gain on warrant liability, Value	(681,000)	(772,000)	(823,000)
Gain on warrant liability	(5.00%)	(4.00%)	(4.50%)
Actual tax benefit, Value	$ 0	$ 0	$ 0
Actual tax benefit	0.00%	0.00%	0.00%